Share Based Payment (Details) - Schedule of share options outstanding and weighted average exercise prices - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Options Outstanding And Weighted Average Exercise Prices Abstract
Number of options, Outstanding at beginning	4,235,525	2,206,321	6,532
Average exercise price, Outstanding at beginning	$ 1.52	$ 2	$ 248
Number of options, Granted	3,348,060	2,575,077	2,232,403
Average exercise price, Granted	$ 0.4	$ 1.31	$ 1.2
Number of options, Exercised	(46,561)	(69,807)	(6,282)
Average exercise price, Exercised
Number of options, Forfeited\Cancelled	(277,196)	(472,898)	(26,250)
Average exercise price, Forfeited\Cancelled	$ 1.51	$ 1.23	$ 1.6
Number of options, Expired	(258,028)	(3,168)	(82)
Average exercise price, Expired	$ 4.52	$ 19.75	$ 1,042
Number of options, Outstanding at end of year	7,001,800	4,235,525	2,206,321
Average exercise price, Outstanding at end of year	$ 0.88	$ 1.52	$ 2
Number of options, Exercisable at end of year	2,087,181	883,567	147,729
Average exercise price per, Exercisable at end of year	$ 1.31	$ 2.19	$ 6